FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Net changes of derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net changes of derivative financial instruments [Line Items]
Balance at the beginning of the fiscal year	R$ (9,415)
Payments	50,910	R$ 135,198	R$ 166,659
Receipts	105,240	27,484	55,617
Balance at the end of the year	6,095	(9,415)
Derivate financial instruments [Member]
Net changes of derivative financial instruments [Line Items]
Balance at the beginning of the fiscal year	(9,415)	(6,118)
Payments	34,285	142,637
Receipts	(92,079)	(27,484)
Effects on the financial result of fair value adjustments	68,944	(110,089)
Effects on equity of fair value adjustments	4,360	(8,361)
Balance at the end of the year	R$ 6,095	R$ (9,415)	R$ (6,118)